  YieldMax Ultra Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Financial Services - 7.1%
Figure Technology Solutions, Inc. - Class A(a)	812,000	$20,226,920
Robinhood Markets, Inc. - Class A(a)	369,100	31,949,296
		52,176,216

Health Care - 2.6%
TransMedics Group, Inc.(a)	250,000	19,127,500

Industrial Products - 4.3%
Caterpillar, Inc.	39,000	31,777,590

Industrial Services - 9.4%
Comfort Systems USA, Inc.	20,000	34,593,800
Quanta Services, Inc.	52,000	34,702,720
		69,296,520

Materials - 2.3%
Southern Copper Corp.	94,132	17,198,933

Media - 10.1%
Alphabet, Inc. - Class A(b)	90,000	32,051,700
Reddit, Inc. - Class A(a)	153,700	21,620,979
Space Exploration Technologies Corp. - Class A(a)	193,000	20,915,410
		74,588,089

Retail & Wholesale - Discretionary - 14.8%
Alibaba Group Holding Ltd., ADR(b)	257,400	31,467,150
Amazon.com, Inc.(a)(b)	150,000	40,737,000
MercadoLibre, Inc.(a)	20,000	37,559,000
		109,763,150

Software & Tech Services - 11.4%
Palantir Technologies, Inc. - Class A(a)	269,900	33,213,894
Shopify, Inc. - Class A(a)	260,000	30,459,000
Strategy, Inc. - Class A(a)	217,000	20,241,760
		83,914,654

Tech Hardware & Semiconductors - 32.8%(c)
Advanced Micro Devices, Inc.(a)	66,900	31,854,435
Analog Devices, Inc.(b)	78,300	28,768,203
Astera Labs, Inc.(a)	96,100	29,909,203
Ciena Corp.(a)	63,000	23,754,150
Coherent Corp.(a)	97,000	25,500,330

Dell Technologies, Inc. - Class C		40,000	$16,214,800
Lam Research Corp.		108,000	31,646,160
Lumentum Holdings, Inc.(a)		36,600	26,130,204
NVIDIA Corp.		144,200	28,948,150
			242,725,635

TOTAL COMMON STOCKS (Cost $590,312,898)			$700,568,287

EXCHANGE TRADED FUNDS - 5.9%		Shares	Value
Amplify Junior Silver Miners ETF		890,500	21,452,145
VanEck Gold Miners ETF		305,300	22,622,730
			44,074,875

TOTAL EXCHANGE TRADED FUNDS (Cost $51,656,981)			$44,074,875

PURCHASED OPTIONS - 2.1%(a)(d)(e)(f)	Notional Amount	Contracts	Value
Put Options - 2.1%
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $385.00	$31,854,435	669	$151,529
Alibaba Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $113.00	62,934,300	5,148	151,866
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $322.50	64,103,400	1,800	38,700
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $245.00	81,474,000	3,000	91,500
Amplify Junior Silver Miners ETF, Expiration: 8/7/2026; Exercise Price: $22.50	42,904,290	17,810	356,200
Analog Devices, Inc., Expiration: 8/7/2026; Exercise Price: $340.00	57,536,406	1,566	399,330
Astera Labs, Inc., Expiration: 8/7/2026; Exercise Price: $272.50	29,909,203	961	1,112,357
Caterpillar, Inc., Expiration: 8/7/2026; Exercise Price: $765.00	63,555,180	780	819,000
Ciena Corp., Expiration: 8/7/2026; Exercise Price: $350.00	23,754,150	630	560,700
Coherent Corp., Expiration: 8/7/2026; Exercise Price: $232.50	25,500,330	970	533,500
Comfort Systems USA, Inc., Expiration: 8/21/2026; Exercise Price: $1,480.00	69,187,600	400	1,080,000
Dell Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $367.50	16,214,800	400	193,000
Figure Technology Solutions, Inc., Expiration: 8/7/2026; Exercise Price: $23.50	40,453,840	16,240	893,200
Lam Research Corp., Expiration: 8/7/2026; Exercise Price: $272.50	31,646,160	1,080	731,700
Lumentum Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $627.50	26,130,204	366	409,920
MercadoLibre, Inc., Expiration: 8/7/2026; Exercise Price: $1,805.00	75,118,000	400	1,790,000
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $177.50	57,896,300	2,884	60,564
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $111.00	33,213,894	2,699	588,382
Quanta Services, Inc., Expiration: 8/21/2026; Exercise Price: $610.00	34,702,720	520	509,600
Quanta Services, Inc., Expiration: 8/21/2026; Exercise Price: $540.00	34,702,720	520	171,600
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $127.00	21,620,979	1,537	133,719
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $79.00	31,949,296	3,691	269,443
Shopify, Inc., Expiration: 8/7/2026; Exercise Price: $114.00	30,459,000	2,600	1,508,000
Southern Copper Corp., Expiration: 8/7/2026; Exercise Price: $170.00	34,386,022	1,882	319,940

Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $101.00	$20,915,410	1,930	$1,061,500
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $81.00	20,241,760	2,170	97,650
TransMedics Group, Inc., Expiration: 8/21/2026; Exercise Price: $65.00	38,255,000	5,000	1,275,000
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $68.50	45,245,460	6,106	189,286
			15,497,186

TOTAL PURCHASED OPTIONS (Cost $20,079,960)			$15,497,186

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		13,866,759	13,866,759

TOTAL SHORT-TERM INVESTMENTS (Cost $13,866,759)			13,866,759

TOTAL INVESTMENTS - 104.7% (Cost $675,916,598)			$774,007,107
Liabilities in Excess of Other Assets - (4.7)%			(34,782,449)
TOTAL NET ASSETS - 100.0%			$739,224,658

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $133,024,053.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

  YieldMax Ultra Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (4.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.2)%
Advanced Micro Devices, Inc., Expiration: 8/7/2026; Exercise Price: $452.50	$(31,854,435)	(669)	$(2,679,345)
Alibaba Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $128.00	(31,467,150)	(2,574)	(256,113)
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $362.50	(32,051,700)	(900)	(360,000)
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $280.00	(40,737,000)	(1,500)	(376,500)
Amplify Junior Silver Miners ETF, Expiration: 8/7/2026; Exercise Price: $25.00	(21,452,145)	(8,905)	(316,127)
Analog Devices, Inc., Expiration: 8/7/2026; Exercise Price: $387.50	(28,768,203)	(783)	(276,007)
Astera Labs, Inc., Expiration: 8/7/2026; Exercise Price: $312.50	(29,909,203)	(961)	(2,726,838)
Caterpillar, Inc., Expiration: 8/7/2026; Exercise Price: $860.00	(31,777,590)	(390)	(474,825)
Ciena Corp., Expiration: 8/7/2026; Exercise Price: $400.00	(23,754,150)	(630)	(708,750)
Coherent Corp., Expiration: 8/7/2026; Exercise Price: $277.50	(25,500,330)	(970)	(1,052,450)
Comfort Systems USA, Inc., Expiration: 8/21/2026; Exercise Price: $1,740.00	(34,593,800)	(200)	(2,240,000)
Dell Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $427.50	(16,214,800)	(400)	(388,000)
Figure Technology Solutions, Inc., Expiration: 8/7/2026; Exercise Price: $27.50	(20,226,920)	(8,120)	(304,500)
Lam Research Corp., Expiration: 8/7/2026; Exercise Price: $315.00	(31,646,160)	(1,080)	(734,400)
Lumentum Holdings, Inc., Expiration: 8/7/2026; Exercise Price: $717.50	(26,130,204)	(366)	(1,517,070)
MercadoLibre, Inc., Expiration: 8/7/2026; Exercise Price: $1,930.00	(37,559,000)	(200)	(1,034,000)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $202.50	(28,948,150)	(1,442)	(515,515)
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $126.00	(33,213,894)	(2,699)	(1,551,925)
Quanta Services, Inc., Expiration: 8/21/2026; Exercise Price: $700.00	(34,702,720)	(520)	(1,003,600)
Reddit, Inc., Expiration: 8/7/2026; Exercise Price: $148.00	(21,620,979)	(1,537)	(426,518)
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $92.00	(31,949,296)	(3,691)	(509,358)
Shopify, Inc., Expiration: 8/7/2026; Exercise Price: $130.00	(30,459,000)	(2,600)	(763,100)
Southern Copper Corp., Expiration: 8/7/2026; Exercise Price: $195.00	(17,193,011)	(941)	(209,372)
Space Exploration Technologies Corp., Expiration: 8/7/2026; Exercise Price: $116.00	(20,915,410)	(1,930)	(1,177,300)
Strategy, Inc., Expiration: 8/7/2026; Exercise Price: $95.00	(20,241,760)	(2,170)	(672,700)
TransMedics Group, Inc., Expiration: 8/21/2026; Exercise Price: $80.00	(19,127,500)	(2,500)	(1,325,000)
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $77.50	(22,622,730)	(3,053)	(181,654)
			(23,780,967)

Put Options - (1.1)%
Alibaba Group Holding Ltd., Expiration: 8/7/2026; Exercise Price: $119.00	$(31,467,150)	(2,574)	$(359,073)
Alphabet, Inc., Expiration: 8/7/2026; Exercise Price: $342.50	(32,051,700)	(900)	(155,250)
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $260.00	(40,737,000)	(1,500)	(228,000)
Amplify Junior Silver Miners ETF, Expiration: 8/7/2026; Exercise Price: $23.50	(21,452,145)	(8,905)	(378,463)
Analog Devices, Inc., Expiration: 8/7/2026; Exercise Price: $360.00	(28,768,203)	(783)	(579,420)
Caterpillar, Inc., Expiration: 8/7/2026; Exercise Price: $800.00	(31,777,590)	(390)	(852,150)
Comfort Systems USA, Inc., Expiration: 8/21/2026; Exercise Price: $1,600.00	(34,593,800)	(200)	(1,190,000)
Figure Technology Solutions, Inc., Expiration: 8/7/2026; Exercise Price: $24.50	(20,226,920)	(8,120)	(751,100)
MercadoLibre, Inc., Expiration: 8/7/2026; Exercise Price: $1,850.00	(37,559,000)	(200)	(1,288,000)
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $187.50	(28,948,150)	(1,442)	(100,219)
Quanta Services, Inc., Expiration: 8/21/2026; Exercise Price: $600.00	(34,702,720)	(520)	(465,400)
Southern Copper Corp., Expiration: 8/7/2026; Exercise Price: $180.00	(17,193,011)	(941)	(461,090)
TransMedics Group, Inc., Expiration: 8/21/2026; Exercise Price: $70.00	(19,127,500)	(2,500)	(1,000,000)
VanEck Gold Miners ETF, Expiration: 8/7/2026; Exercise Price: $72.50	(22,622,730)	(3,053)	(291,561)
			(8,099,726)

TOTAL WRITTEN OPTIONS (Premiums received $33,823,901)			$(31,880,693)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.